Share based compensation, Share Option Awards Outstanding (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 shares $ / shares		Dec. 31, 2023 shares $ / shares
Weighted average exercise price [Abstract]
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 10.35
Granted (in dollars per share) | $ / shares	6.96
Forfeited (in dollars per share) | $ / shares	12.82
Outstanding at end of period (in dollars per share) | $ / shares	$ 9.98	[1]	$ 10.35
Number of options [Abstract]
Outstanding at beginning of period (in shares) | shares	790,720
Granted (in shares) | shares	68,000
Forfeited (in shares) | shares	(32,023)
Outstanding at end of period (in shares) | shares	826,697	[1]	790,720
Weighted average remaining life [Abstract]
Outstanding weighted average remaining life in years	6 years 5 months 12 days	[1]	6 years 6 months 25 days
Granted weighted average remaining life in years	7 years 9 months 21 days
Forfeited weighted average remaining life in years	6 years 1 month 13 days
Number of option exercisable (in shares) | shares	149,207
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 5.21

[1]	149,207 of the awards outstanding as of March 31, 2024, were exercisable.